Loans - Schedule of Outstanding Balances of Loans (Details)	12 Months Ended
	Apr. 30, 2025 JPY (¥)	Apr. 30, 2024 JPY (¥)	Apr. 30, 2025 USD ($)
Schedule of Outstanding Balances of Loans [Line Items]
Total loans	¥ 49,063,000	¥ 168,368,000	$ 343,987
Less: Loan origination fee		(115,500)
Current portion of long – term loan	(15,204,000)	(119,189,500)	(106,597)
Long-term loan – due over one year	33,859,000	49,063,000	237,390
Kiraboshi Bank [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total loans	¥ 24,563,000	¥ 4,101,000	$ 172,214
Maturity Date	Mar. 31, 2030	Nov. 12, 2024
Effective Interest Rate	1.60%	1.60%	1.60%
Collateral/ Guarantee	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Kiraboshi Bank [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total loans		¥ 29,567,000
Maturity Date		Mar. 31, 2030
Effective Interest Rate		1.60%
Collateral/ Guarantee		Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Resona Bank [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total loans		¥ 100,000,000
Maturity Date		Jul. 31, 2024
Effective Interest Rate		1.48%
Collateral/ Guarantee		Guaranteed by Mr. Satoshi Kobayashi
Shoko Chukin Bank [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total loans	¥ 24,500,000	¥ 34,700,000	$ 171,773
Maturity Date	Sep. 30, 2027	Sep. 30, 2027
Effective Interest Rate	2.69%	2.69%	2.69%